Long-Term Debt and Other Financial Liabilities, Hanchen Sale and Leaseback (Details) $ in Thousands			12 Months Ended
	Mar. 29, 2023 USD ($) Installment	Jun. 28, 2018 USD ($)	Dec. 31, 2022 USD ($) Installment	Dec. 31, 2021 USD ($)
Sale and Leaseback Transaction [Abstract]
Balance outstanding			$ 235,603	$ 218,551
Hanchen Sale and Leaseback [Member]
Sale and Leaseback Transaction [Abstract]
Face amount		$ 26,500
Term of charter contract			8 years
Proceeds from sale of vessel		18,550
Upfront charterhire payment		6,625
Deposit made under sale and leaseback agreement		1,325
Minimum value maintenance ratio to be maintained			1.20
Purchase obligation		$ 5,299
Number of consecutive payment installments | Installment			32
Frequency of periodic payment			quarterly
Installment payment			$ 456
Balloon payment			$ 5,299
Maturity date			Jun. 29, 2026
Balance outstanding			$ 11,676
Hanchen Sale and Leaseback [Member] | LIBOR [Member]
Sale and Leaseback Transaction [Abstract]
Margin on variable rate			4.00%
Evahline Sale and Leaseback [Member] | Subsequent Event [Member]
Sale and Leaseback Transaction [Abstract]
Face amount	$ 19,000
Number of consecutive payment installments | Installment	72
Installment payment	$ 264